Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	¥ 11,320	¥ 10,723	¥ 10,422
Losses on impairment of goodwill		14,143	18,456
Telecommunications Equipment Group
Goodwill and Intangible Assets Disclosure [Line Items]
Losses on impairment of goodwill			¥ 18,456
Electronic Device Group
Goodwill and Intangible Assets Disclosure [Line Items]
Losses on impairment of goodwill		14,143
Liquid Crystal Displays Business | Electronic Device Group
Goodwill and Intangible Assets Disclosure [Line Items]
Losses on impairment of goodwill		¥ 14,143
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	18 years
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3 years
Trademark
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	9 years
Patent rights
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	7 years
Non-patent technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	5 years